CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue (note 6)	$ 448,588	$ 547,276
Cost of Sales	289,837	349,790
Gross margin	158,751	197,486
Expenses
Sales and marketing	86,481	87,185
Research and development (note 7)	82,029	78,761
Administration	48,513	47,127
Restructuring (note 8)	8,740	26,262
Acquisition-related and integration	440	974
Impairment (note 20)	0	877
Amortization	20,584	20,554
Total expenses	246,787	261,740
Loss from operations	(88,036)	(64,254)
Foreign exchange gain (loss)	8,003	(1,224)
Other expense (note 9)	(2,027)	(307)
Loss before income taxes	(82,060)	(65,785)
Income tax expense (recovery)(note 10)	(11,909)	8,878
Net loss from continuing operations	(70,151)	(74,663)
Net earnings from discontinued operations (note 5(c))	20,810	4,125
Net loss	(49,341)	(70,538)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of taxes of $nil	7,636	(4,070)
Comprehensive loss	$ (41,705)	$ (74,608)
Net earnings (loss) per share (in dollars)(note 12)
Continuing Operations (in dollars per share)	$ (1.93)	$ (2.06)
Discontinued operations (in dollars per share)	0.57	0.11
Net earnings (loss) per share (in dollars)(note 12)	$ (1.36)	$ (1.95)
Weighted average number of shares outstanding (in thousands) (note 12)
Basic (in shares)	36,393	36,166
Diluted (in shares)	36,393	36,166
loT Solutions
Revenue (note 6)	$ 327,323	$ 377,808
Cost of Sales	205,419	237,650
Embedded Broadband
Revenue (note 6)	121,265	169,468
Cost of Sales	$ 84,418	$ 112,140